Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instrument Risk Management [Abstract]
Schedule of Contractual Maturities of the Company’s Financial Liabilities

The following is an analysis of the contractual maturities of the Company’s financial liabilities as at December 31, 2024 and 2023:

	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$2,295,058	$-	$-
Accounts payable and accrued expense - related party	558,514	-	-
Convertible promissory note to be settled with ordinary shares	1,021,000	-	-
Convertible loans	72,975	-	-
Silent partnerships	1,031,279	-	-
Lease liabilities	280,145	760,324	105,658
Intellectual property acquisition liability - related party	690,575	376,096	-
	$5,949,546	$1,136,420	$105,658
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$3,451,615	$-	$-
Accounts payable – related party	32,702	-	-
Deferred revenue	138,889	-	-
Convertible promissory note	4,859,000	-	-
Convertible loans	77,428	-	-
Silent partnerships	-	1,030,166	-
Lease liabilities	288,463	812,910	352,813
Intellectual property acquisition liability - related party	238,839	726,977	-
	$9,236,936	$2,570,053	$352,813